INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Inventories [Abstract]
Disclosure detailed information about inventories

As at December 31	2017	2016
Gold doré	$1,515	$1,265
Gold in circuit	12,814	16,010
Ore stockpiles	6,538	5,581
Supplies and consumables	20,565	18,070
	$41,432	$40,926